Related Parties (Details Narrative) (10-K) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2018
Convertible promissory notes				$ 181,500
Debt instrument maturity date				May 31, 2019
Community Specialty Pharmacy, LLC [Member]
Convertible promissory notes	$ 300,000
Debt instrument maturity date	Oct. 15, 2021
Interest rate	10.00%
Mr. Suren Ajjarapu [Member]
Executive salaries		$ 200,000	$ 165,000
Mr. Prashant Patel [Member]
Executive salaries		$ 150,000	$ 125,000
Due to related parties				$ 62,500	$ 0